Unaudited Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 23,129,642	$ 33,374,960
Trade accounts receivable, net	2,308,433	1,425,171
Other receivables	1,620,300	2,310,111
Inventories	1,920,316	1,812,636
Due from related companies (Note 4)	733,528	4,948,443
Restricted cash (Note 5)	921,508	926,011
Prepaid expenses	327,754	273,080
Total current assets	30,961,481	45,070,412
Fixed assets
Vessels, net (Note 3)	191,672,016	206,934,746
Advances for vessel acquisition	636,602
Long-term assets
Restricted cash (Note 5)	10,000,000	9,000,000
Deferred charges, net	234,342	318,578
Investment in joint venture (Note 10)	22,341,602	16,989,061
Total long-term assets	224,884,562	233,242,385
Total assets	255,846,043	278,312,797
Current liabilities
Long-term debt, current portion (Note 5)	17,612,000	15,937,000
Trade accounts payable	3,278,583	2,438,716
Accrued expenses	882,173	1,143,626
Accrued dividends (Note 7)	55,216	36,424
Deferred revenues	880,164	1,093,317
Derivatives (Note 9)	1,273,209	1,718,438
Total current liabilities	23,981,345	22,367,521
Long-term liabilities
Long-term debt, net of current portion (Note 5)	36,513,000	45,644,000
Derivatives (Note 9)	237,422	675,130
Total long-term liabilities	36,750,422	46,319,130
Total liabilities	60,731,767	68,686,651
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 45,319,605 issued and outstanding)	1,359,588	1,359,588
Preferred shares (par value $0.01, 20,000,000 shares authorized, no shares issued and outstanding)
Additional paid-in capital	252,125,888	251,758,459
Accumulated deficit	(58,371,200)	(43,491,901)
Total shareholders’ equity	195,114,276	209,626,146
Total liabilities and shareholders’ equity	$ 255,846,043	$ 278,312,797